SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Stock options outstanding at beginning	95,567
Exercised	(95,000)
Stock options outstanding at end	567	95,567
Stock options exercisable at end	567
Weighted Average Exercise Price
Stock options outstanding at beginning (in dollars per share)	$ 0.59
Granted	0
Exercised	0.59
Stock options outstanding at end (in dollars per share)	0.59	$ 0.59
Stock options exercisable at end (in dollars per share)	$ 0.59
Weighted Average Remaining Contract Life
Options outstanding	29 days	1 year 29 days
Options exercisable	29 days
Weighted Average Grant Date Fair Value
Options outstanding at beginning (in dollars per share)	$ 0.55	$ 0.59
Exercised	0.58
Options outstanding at end (in dollars per share)	0.55	$ 0.59
Options exercisable (in dollars per share)	$ 0.55
Aggregate Intrinsic Value
Options outstanding	$ 3	$ 452
Exercised	478
Options exercisable	$ 3